Note 18 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair value	$ 9,555	$ 3,005
Recurring fair value measurements
Fair value	9,555	3,005
Fair Value, Measurements, Recurring [Member]
Fair value	9,555
Total recurring fair value measurements	9,555	3,005
Recurring fair value measurements
Fair value	9,555
Total recurring fair value measurements	9,555	3,005
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value
Total recurring fair value measurements
Recurring fair value measurements
Fair value
Total recurring fair value measurements
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value	9,555
Total recurring fair value measurements	9,555	3,005
Recurring fair value measurements
Fair value	9,555
Total recurring fair value measurements	9,555	3,005
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value
Total recurring fair value measurements
Recurring fair value measurements
Fair value
Total recurring fair value measurements
Fair Value, Measurements, Nonrecurring [Member]
Impaired loans	1,895	1,151
Other real estate owned	435	1,410
Total nonrecurring fair value measurements	2,330	2,561
Nonrecurring fair value measurements
Impaired loans	1,895	1,151
Other real estate owned	435	1,410
Total nonrecurring fair value measurements	2,330	2,561
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Impaired loans
Other real estate owned
Total nonrecurring fair value measurements
Nonrecurring fair value measurements
Impaired loans
Other real estate owned
Total nonrecurring fair value measurements
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired loans
Other real estate owned
Total nonrecurring fair value measurements
Nonrecurring fair value measurements
Impaired loans
Other real estate owned
Total nonrecurring fair value measurements
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired loans	1,895	1,151
Other real estate owned	435	1,410
Total nonrecurring fair value measurements	2,330	2,561
Nonrecurring fair value measurements
Impaired loans	1,895	1,151
Other real estate owned	435	1,410
Total nonrecurring fair value measurements	2,330	2,561
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair value	9,201
Recurring fair value measurements
Fair value	9,201
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Fair value		3,005
Recurring fair value measurements
Fair value		3,005
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value
Recurring fair value measurements
Fair value
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value		3,005
Recurring fair value measurements
Fair value		3,005
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value
Recurring fair value measurements
Fair value
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member]
Fair value	6,590	1,990
Recurring fair value measurements
Fair value	6,590	1,990
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member]
Fair value	6,590	1,990
Recurring fair value measurements
Fair value	6,590	1,990
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value
Recurring fair value measurements
Fair value
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value	6,590	1,990
Recurring fair value measurements
Fair value	6,590	1,990
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value
Recurring fair value measurements
Fair value
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member]
Fair value	1,871	1,015
Recurring fair value measurements
Fair value	1,871	1,015
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member]
Fair value	1,871	1,015
Recurring fair value measurements
Fair value	1,871	1,015
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value
Recurring fair value measurements
Fair value
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value	1,871	1,015
Recurring fair value measurements
Fair value	1,871	1,015
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value
Recurring fair value measurements
Fair value
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member]
Fair value	740
Recurring fair value measurements
Fair value	740
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member]
Fair value	740
Recurring fair value measurements
Fair value	740
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value
Recurring fair value measurements
Fair value
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value	740
Recurring fair value measurements
Fair value	740
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value
Recurring fair value measurements
Fair value
US Government Agencies Debt Securities [Member]
Fair value	354
Recurring fair value measurements
Fair value	354
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair value	354
Recurring fair value measurements
Fair value	354
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value
Recurring fair value measurements
Fair value
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value	354
Recurring fair value measurements
Fair value	354
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value
Recurring fair value measurements
Fair value